Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of taxes payable

	2025		2024		2023
	Non-current	Current	Non-current	Current	Non-current	Current
VAT	-	41	-	19	-	22
Withholdings and perceptions	-	77	-	71	-	21
Royalties	-	51	-	84	-	75
Fuels tax	18	14	-	30	-	-
Turnover tax	-	7	-	7	-	7
Miscellaneous	-	27	-	36	-	14

	18	217	-	247	-	139